Consolidated statement of changes in equity - EUR (€) € in Millions	Total	Adjustment	[1]	Adjusted balance	Share capital and share premium	Share capital and share premium Adjusted balance	Other reserves	Other reserves Adjusted balance	Retained earnings	Retained earnings Adjustment	[1]	Retained earnings Adjusted balance	Shareholders' equity (parent)	Shareholders' equity (parent) Adjustment	[1]	Shareholders' equity (parent) Adjusted balance	Non-controlling interests	Non-controlling interests Adjustment	[1]	Non-controlling interests Adjusted balance
Balance start of period at Dec. 31, 2022	€ 57,004	€ (46)		€ 56,959	€ 17,154	€ 17,154	€ (2,192)	€ (2,192)	€ 41,538	€ (45)		€ 41,493	€ 56,500	€ (45)		€ 56,455	€ 504	€ (1)		€ 503
Changes in equity [abstract]
Net results	4,374						336		3,804				4,140				235
Other comprehensive income	985						776						776				209
Total comprehensive income	5,360						1,112		3,804				4,916				444
Dividends and other cash distributions 29	(2,671)								(2,668)				(2,668)				(3)
Share buyback programmes, commitment	(4,000)								(4,000)				(4,000)
Share buyback programmes, repurchases of shares	(42)						(3,524)		3,482				(42)
Share buyback programmes, cancellation of shares	0				(2)		2,701		(2,699)
Employee share-based compensation plans	34				0		41		(7)				34				0
Other changes in treasury shares	(7)						(7)						(7)
Transfers	0						(899)		899
Other changes	(5)								(5)				(5)				0
Balance end of period at Dec. 31, 2023	55,628				17,151		(2,767)		40,299				54,684				944
Changes in equity [abstract]
Net results	5,592						125		5,209				5,334				258
Other comprehensive income	1,357						1,311						1,311				46
Total comprehensive income	6,948						1,436		5,209				6,645				303
Dividends and other cash distributions 29	(4,377)								(4,124)				(4,124)				(253)
Share buyback programmes, commitment	(4,500)								(4,500)				(4,500)
Share buyback programmes, repurchases of shares	(43)						(3,817)		3,774				(43)
Share buyback programmes, cancellation of shares	0				(4)		5,000		(4,996)
Employee share-based compensation plans	45						43		1				45
Other changes in treasury shares	2						2						2
Transfers	0						(585)		585
Other changes	(5)								(5)				(5)
Balance end of period at Dec. 31, 2024	53,698				17,148		(687)		36,243				52,703				995
Changes in equity [abstract]
Net results	8,599						14		8,310				8,324				275
Other comprehensive income	30						(151)						(151)				181
Total comprehensive income	8,628						(137)		8,310				8,173				456
Dividends and other cash distributions 29	(3,886)								(3,691)				(3,691)				(195)
Share buyback programmes, commitment	(3,100)								(3,100)				(3,100)
Share buyback programmes, repurchases of shares	(64)						(3,705)		3,641				(64)
Share buyback programmes, cancellation of shares	0				(1)		2,000		(1,999)
Employee share-based compensation plans	52						60		(8)				52				0
Other changes in treasury shares	6						6						6
Transfers	0						(616)		616
Other changes	4								5				5				(1)
Balance end of period at Dec. 31, 2025	€ 55,339				€ 17,147		€ (3,080)		€ 40,016				€ 54,083				€ 1,255

[1]	Changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees.